INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expense

	Years ended December 31,
	2010	2011	2012
Current tax expense
- PRC and Hong Kong	$1,725	$968	$5,295
- Japan	136	78	41
- U.S.	102	330	10
- Singapore	374	1,006	670
- Australia	—	—	91
	2,337	2,382	6,107
Deferred tax expense (benefit)
- PRC and Hong Kong	34	(881)	(2,070)
- Japan	266	(42)	(102)
- U.S.	(646)	241	(2,486)
- Singapore	(57)	18	(81)
- Europe	—	—	(3)
- Australia	—	—	(155)
	(403)	(664)	(4,897)
Income tax expense	$1,934	$1,718	$1,210

Schedule of the preferential tax rates

Subsidiaries	0%	7.5%	10%	12.5%	15%	18%	20%

HiSoft Dalian (1)	—	—	—	2008-2009	2010-2013	—	—
HiSoft Shenzhen (3)	—	—	—	—	2010-2013	2008	2009
HiSoft Chengdu (1)	—	—	—	—	2008-2013	—	—
HiSoft Beijing (1)	2008	2009-2010	—	—	2011-2013	—	—
HiSoft Wuxi (2)	2010-2011	—	—	2012-2013	—	—	—
HURO (1)	—	—	—	—	2011-2013	—	—
Hisoft Jinxin (1)	—	—	—	—	2012-2013	—	—
Glory (1)	—	—	—	—	2011-2013	—	—
VanceInfo Beijing (4)	—	2008-2010	—	—	2011-2013	—	—
VanceInfo Nanjing (5)	2009-2010	—	—	2011-2013	—	—	—
VanceInfo Shenzhen (6)	2010-2011	—	—	2012-2013	—	—	—
Beijing DPC (7)	—	—	—	—	2011-2013	—	—
VanceInfo Shanghai (8)	—	—	2009		2010-2013	—	—

(1)                                 The new HNTE status obtained by HiSoft Dalian, HiSoft Chengdu, HiSoft Beijing, HURO and Glory in 2011, while Hisoft Jinxin in 2012, under the New EIT Law is valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.

(2)                                HiSoft Wuxi was certified as software enterprise in 2010.  Starting from 2010, HiSoft Wuxi is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)                                In 2010, HiSoft Shenzhen was certified as “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

(4)                                 VanceInfo Beijing obtained the new HNTE in 2008, and it is eligible to a three-year exemption and a three-year 50% reduction in EIT from 2005. As such it is entitled to the preferential tax rate of 7.5% from 2008 to 2010.   The HNTE certificate was renewed in 2011 and is entitled to the preferential tax rate 15% from 2011, As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

(5)                                 VanceInfo Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013.

(6)                                 VanceInfo Shenzhen obtained the approved newly established IC design software enterprise and qualified software enterprise in 2010 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014.

(7)                                 DPC was qualified for the new HNTE and the certificate was renewed in 2012.  As such, it is liable for 15% tax rate from 2011 to 2013.

(8)                                 VanceInfo Shanghai was qualified as the new HNTE in December 2009,and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. VanceInfo Shanghai obtained the advanced technology service enterprises and was subject to 15% from 2010 to 2012.   As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

Schedule of principal components of the Group's deferred income tax assets and liabilities

	Years ended December 31,
	2010	2011	2012
Deferred tax assets
Gross	$4,946	$5,949	$16,829
Less: Valuation allowance	(4,172)	(5,033)	(4,596)
Total net deferred tax assets	774	916	12,233
Represented by:
Deferred tax assets - current:
Allowance for doubtful accounts	1,667	1,954	2,742
Accrued expenses	286	131	6,217
Total deferred taxes assets - current	1,953	2,085	8,959
Less: Valuation allowance	(1,667)	(1,462)	(19)
Net deferred tax assets - current, net	286	623	8,940
Deferred tax assets - non-current:
Net operating losses	2,913	3,811	6,975
Depreciation	80	53	895
Total deferred taxes assets - non-current	2,993	3,864	7,870
Less: Valuation allowance	(2,505)	(3,571)	(4,577)
Net deferred tax assets - non-current, net	488	293	3,293
Current deferred tax liabilities:
Depreciation	(13)	(8)	—
Unbilled account receivables	—	—	(411)
Current deferred tax liabilities	(13)	(8)	(411)
Non-current deferred tax liabilities:
Intangible assets	(614)	(3,017)	(11,145)
Depreciation	(25)	(88)	(116)
Non-current deferred tax liabilities	$(639)	$(3,105)	$(11,261)

Schedule of reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense

	Years ended December 31,
	2010	2011	2012

Tax expenses at statutory tax rate in PRC	$3,498	$5,029	$1,128
Permanent differences	346	551	314
Different tax jurisdictions	(270)	306	3,253
Tax holiday in PRC	(4,853)	(4,788)	(3,102)
Increase in valuation allowance	2,303	861	(437)
Other	910	(241)	54
Income tax expense	$1,934	$1,718	$1,210

Schedule of components of consolidated income before income tax expense as either domestic or foreign

	Years ended December 31,
	2010	2011	2012

Domestic (Cayman Islands)	$(5,274)	$(7,125)	$(22,937)
Foreign (PRC)	24,460	18,873	19,795
Foreign (Others)	(5,195)	8,368	7,654
Income before income tax expense	$13,991	$20,116	$4,512